Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,267,638	¥ 1,377,569	¥ 414,561
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)	383,408	368,561	348,938
Impairment of goodwill (Note 6)	150,089	0	33,553
Impairment of intangible assets (Note 6)	14,353	15,042	5,151
Gain on sale of MUFG Union Bank	0	0	(349,442)
Reversal of impairment of assets held for sale (Note 2)	0	0	(134,141)
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank (Note 2)	0	0	282,540
Provision for credit losses (Note 4)	121,790	258,795	7,285
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)	(63,046)	(26,771)	45,710
Investment securities (gains) losses—net	832,533	(1,382,458)	256,941
Amortization of premiums (discounts) on investment securities	(94,981)	(44,064)	51,451
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 31)	(13,951)	16,736	(37,318)
Foreign exchange (gains) losses—net	(730,529)	534,351	(546,496)
Equity in earnings of equity method investees—net	(669,400)	(464,054)	(398,147)
Provision (benefit) for deferred income tax expense	167,781	91,212	(407,242)
Increase in trading account assets, excluding foreign exchange contracts	(5,752,205)	(3,047,277)	(180,520)
Increase in trading account liabilities, excluding foreign exchange contracts	4,282,380	2,101,271	2,729,112
Net decrease (increase) in collateral for derivative transactions	568,191	(461,210)	696,093
Net decrease (increase) in margin for listed derivative transactions	(61,511)	132,819	(136,057)
Decrease in cash collateral for the use of Bank of Japan’s settlement infrastructure	923,000	0	0
Net increase in loans held for sale in the business transferred to U.S. Bancorp (Note2)	0	0	(1,499,485)
Other—net	(296,704)	(1,262,107)	830,835
Net cash provided by (used in) operating activities	1,028,836	(1,791,585)	2,013,322
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	53,000,461	62,450,011	56,578,311
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	46,068,373	31,969,733	32,854,833
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(101,306,253)	(87,816,718)	(81,002,626)
Proceeds from maturities of Held-to-maturity debt securities	5,845,448	1,380,753	124,997
Purchases of Held-to-maturity debt securities	(4,329,574)	(3,889,987)	(16,973,690)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	4,106,446	3,148,971	2,858,308
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(3,085,879)	(2,894,534)	(1,913,227)
Net decrease in cash from sale of MUB	0	0	(1,711,764)
Net increase in loans	(3,620,030)	(1,565,920)	(1,402,980)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	348,469	(3,758,551)	(1,113,515)
Proceeds from sales of premises and equipment	46,977	55,625	35,623
Capital expenditures for premises and equipment	(131,724)	(111,213)	(119,391)
Purchases of intangible assets	(306,656)	(317,308)	(273,092)
Proceeds from sales and dispositions of investments in equity method investees	44,381	41,179	137,992
Proceeds from sales of consolidated VIEs and subsidiaries—net	129,683	163,521	1,697
Other—net	6,608	73,762	(31,766)
Net cash used in investing activities	(3,336,616)	(1,252,841)	(11,950,290)
Cash flows from financing activities:
Net increase in deposits	2,227,431	4,134,276	6,141,360
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	6,796,160	(6,079,068)	11,540,490
Net increase (decrease) in due to trust account and other short-term borrowings	12,379,688	822,146	(8,467,520)
Proceeds from issuance of long-term debt	3,829,535	3,210,761	7,570,238
Repayments of long-term debt	(22,910,590)	(3,956,044)	(4,188,643)
Proceeds from sales of treasury stock	11,039	3,327	1,212
Payments for acquisition of treasury stock (Note 18)	(418,444)	(400,090)	(450,376)
Dividends paid	(531,844)	(438,716)	(379,490)
Dividends paid by subsidiaries to noncontrolling interests	(29,138)	(25,767)	(18,789)
Other—net	51,976	(39,579)	55,089
Net cash provided by (used in) financing activities	1,405,813	(2,768,754)	11,803,571
Effect of exchange rate changes on cash and cash equivalents	81,442	1,980,471	1,042,438
Net increase (decrease) in cash and cash equivalents	(820,525)	(3,832,709)	2,909,041
Cash and cash equivalents at beginning of fiscal year	110,124,736	113,957,445	111,048,404
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	109,298,114	110,118,623	113,953,858
Restricted cash included in other assets	6,097	6,113	3,587
Cash and cash equivalents at end of fiscal year	109,304,211	110,124,736	113,957,445
Cash paid during the fiscal year for:
Interest	5,190,245	4,377,677	1,953,620
Income taxes, net of refunds	328,966	519,958	451,993
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	4,657	15,987	11,203
Assets acquired under operating lease arrangements (Note 7)	40,608	51,764	36,218
Dispositions and Sales of certain business [Abstract]
Assets sold, excluding cash and cash equivalents	0	0	11,501,815
Liabilities sold	0	0	13,127,973
HC Philippines
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	(64,104)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	0	160,036	0
Fair value of liabilities assumed	0	96,152	0
HC Indonesia
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	(29,219)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	0	59,619	0
Fair value of liabilities assumed	0	30,494	0
PT Mandala Multifinance Tbk
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	(46,025)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	0	99,031	0
Fair value of liabilities assumed	0	34,676	0
Fair value of noncontrolling interests	0	10,448	0
Albacore Capital Group
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	(42,817)	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	0	90,197	0
Fair value of liabilities assumed	0	12,187	0
Fair value of noncontrolling interests	0	17,214	0
Contingent consideration liabilities	0	17,979	0
MUFG Pension And Market Services Holding Ltd
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(91,938)	0	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	281,215	0	0
Fair value of liabilities assumed	188,316	0	0
WealthNavi Inc
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(61,408)	0	0
Acquisition of PT Home Credit Indonesia, a subsidiary of BK
Fair value of assets acquired, excluding cash and cash equivalents	117,344	0	0
Fair value of liabilities assumed	43,294	0	0
Shares of U.S. Bancorp common stock received
Dispositions and Sales of certain business [Abstract]
Noncash or part noncash divestiture, consideration received	0	0	276,099
Non-interest bearing note receivable from U.S. Bancorp
Dispositions and Sales of certain business [Abstract]
Noncash or part noncash divestiture, consideration received	¥ 0	¥ 0	¥ 396,601